Goodwill	3 Months Ended
Mar. 31, 2012
Goodwill
2. Goodwill

	March 31,	December 31,
	2012	2011
	(in thousands)

Opening balance	$253,393	$175,860
Current period acquisitions	68,475	83,656
Prior period acquisitions	534	-
Foreign exchange movement	4,283	(6,123)
Closing balance	$326,685	$253,393

The goodwill balance relates entirely to the clinical research segment.